Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share
8.	EARNINGS PER SHARE

Basic earnings per share (“EPS”) is based on the weighted average number of shares of common stock outstanding for the period. Diluted EPS is computed in a similar manner to basic EPS after assuming the issuance of shares of common stock for all potentially dilutive shares of restricted stock whether or not they are vested.

Under the 2014 Reorganization, all the outstanding common units, Series B Preferred Units and incentive units of Holdings were exchanged for, or converted into, 45,708,573 shares of our common stock and 8,121,101 shares of our restricted stock as of January 1, 2014.

The following is a reconciliation of net income (loss) and the shares of common stock used in the computation of basic and diluted net earnings per share (dollars in thousands):

	Three Months Ended		Nine Months Ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
Numerator:
Net income (loss)	$2,690	$(424)	$3,157	$2,571
Net income (loss) attributable to the non-controlling interest	—	(3)	—	19

Net income (loss) attributable to the Company	$2,690	$(421)	$3,157	$2,552

Denominator:
Weighted average shares outstanding	51,056,462	44,560,053	49,040,344	44,560,053
Adjustment for vested restricted stock	—	1,147,749	—	838,880

Shares for calculating basic EPS	51,056,462	45,707,802	49,040,344	45,398,933

Weighted average shares outstanding	51,056,462	45,707,802	49,040,344	44,560,053
Dilutive effect of unvested restricted stock	1,921,589	—	2,182,704	3,415,495

Shares for calculating diluted EPS	52,978,051	45,707,802	51,223,048	47,975,548

Net income (loss) per share:
Basic	$0.05	$(0.01)	$0.06	$0.06
Diluted	$0.05	$(0.01)	$0.06	$0.05

We excluded 2,301,603 shares of restricted stock from the diluted earnings per share calculation for the three months ended September 30, 2013 because the shares were anti-dilutive.

There is no difference in net income and pro forma net income for either the three or nine months ended September 30, 2014. The following is a reconciliation of pro forma net income for the three and nine months ended September 30, 2013 and the shares of stock used in the computation of pro forma basic and diluted net income per share (dollars in thousands):

	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2013
Pro forma numerator:
Net income (loss) attributable to the Company	$(421)	$2,552
Pro forma additional income tax (expense) benefit (Note 12)	(93)	563

Pro forma net income (loss) attributable to the Company (Note 12)	$(328)	$1,989

Pro forma denominator:
Pro forma weighted average shares outstanding	44,560,053	44,560,053
Adjustment for vested restricted stock	1,147,749	838,880

Pro forma shares for calculating basic EPS	45,707,802	45,398,933

Pro forma weighted average shares outstanding	45,707,802	44,560,053
Effect of dilutive restricted stock	—	3,415,495

Pro forma shares for calculating diluted EPS	45,707,802	47,975,548

Pro forma net income per share:
Basic	$(0.01)	$0.04
Diluted	$(0.01)	$0.04

See “Note 12 Income Taxes” for additional information regarding pro forma income tax expense.

8.	EARNINGS PER SHARE

Basic earnings per share (“EPS”) is based on the weighted average number of shares of common stock outstanding for the period. Diluted EPS is computed in a similar manner to basic EPS after assuming the issuance of shares of common stock for all potentially dilutive shares of restricted stock whether or not they are vested.

Under the 2014 Reorganization, all the outstanding common units, Series B Preferred Units and incentive units of Holdings were exchanged for, or converted into, 45,708,573 shares of our common stock and 8,121,101 shares of our restricted stock as of January 1, 2014.

The following is a reconciliation of net income and the shares of common stock used in the computation of basic and diluted net earnings per share (dollars in thousands):

	Year Ended December 31,
	2013	2012	2011
Numerator:
Net income (loss)	$607	$(406)	$886
Net income (loss) attributable to the non-controlling interest	(6)	3	—

Net income (loss) attributable to the Company	$601	$(403)	$886

Denominator:
Weighted average shares outstanding	44,560,053	44,560,053	44,560,053
Adjustment for vested restricted stock	916,842	211,506	—

Shares for calculating basic EPS	45,476,895	44,771,559	44,560,053

Weighted average shares outstanding	44,560,053	44,560,053	44,560,053
Dilutive effect of unvested restricted stock	3,502,022	211,506	851,318

Shares for calculating diluted EPS	48,062,075	44,771,559	45,411,371

Net income per share:
Basic	$0.01	$(0.01)	$0.02
Diluted	$0.01	$(0.01)	$0.02

We excluded 2,683,822 shares of restricted stock from the diluted earnings per share calculation for the year ended December 31, 2012 because they were anti-dilutive.

Pro forma net income per share (UNAUDITED)

In connection with the 2014 Reorganization, we became taxed as a Subchapter C Corporation, effective January 1, 2014. The pro forma net income applied in computing the pro forma EPS for the years ended December 31, 2013, 2012 and 2011 was based on our historical net income as adjusted to reflect our conversion to a Subchapter C Corporation as if it had occurred as of January 1, 2011. The pro forma net income includes an adjustment to income tax expense, the amount of which was determined at an effective tax rate of 47%, 20%, 43% which resulted in an incremental pro forma income tax (benefit) expense of ($0.1) million, less than ($0.1) million and less than $0.1 million for the years ended December 31, 2013, 2012 and 2011, respectively. See Note 12 for more information about pro forma income taxes.

The following is a reconciliation of pro forma net income (loss) for the years ended December 31, 2013, 2012 and 2011 and the shares of stock used in the computation of pro forma basic and diluted net income (loss) per share (dollars in thousands).

	Year Ended December 31,
	2013	2012	2011
Pro Forma EPS Table
Pro forma numerator:
Net income (loss) attributable to the Company	$601	$(403)	$886
Pro forma additional income tax expense (benefit)	(137)	(14)	35

Pro forma net income (loss) attributable to the Company	$738	$(389)	$851

Pro forma denominator:
Pro forma weighted average shares outstanding	44,560,053	44,560,053	44,560,053
Adjustment for vested restricted stock	916,842	211,506	—

Pro forma shares for calculating basic EPS	45,476,895	44,771,559	44,560,053

Pro forma weighted average shares outstanding	44,560,053	44,560,053	44,560,053
Adjustment for vested restricted stock	916,842	211,506
Effect of dilutive restricted stock	2,585,180	—	851,318

Pro forma shares for calculating diluted EPS	48,062,075	44,771,559	45,411,371

Pro forma net income (loss) per share:
Basic	$0.02	$(0.01)	$0.02
Diluted	$0.02	$(0.01)	$0.02